Related Parties Transactions (Details) - Schedule of the reconciliation of the carrying amount of the Company - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule Of The Reconciliation Of The Carrying Amount Of The Company Abstract
Opening balance	$ 345	$ 168
Accrued liability in respect to additional services rendered	115	177	168
Recognition of capital contribution from a controlling shareholder	(112)
Amortization of discount relating to liability to related party	40
Closing balance	$ 388	$ 345	$ 168